Assets held for sale and their related liabilities (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Other property, plant and equipment [member]
Disclosure of assets held for sale and their related liabilities [Line Items]
Impairment loss on financial assets	$ 11,292
Oil fields [Member]
Disclosure of assets held for sale and their related liabilities [Line Items]
Gain on assignment of rights	168,726
Surplus project materials [Member]
Disclosure of assets held for sale and their related liabilities [Line Items]
Losses on disposals of non-current assets	$ 2,337